Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, issued or issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit | $ / shares	12.7325
Maximum Aggregate Offering Price	$ 509,300,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 77,973.83
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of the registrant’s common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.